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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one):       [ ] is a restatement.
                                             [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Bradford Capital LLC
Address:       One Montgomery Street, Suite 3300
               San Francisco, CA 94104

Form 13F File Number: 28-06081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Timothy D. Rice
Title:         Senior Managing Member
Phone:         (415) 352-6232

Signature, Place, and Date of Signing:

/s/ Timothy D. Rice,  San Francisco California,    April 27, 2001
--------------------

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).



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Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                        25

Form 13F Information Table Value Total:              $100,285,799

List of Other Included Managers:                             None



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                           FORM 13F INFORMATION TABLE

                           TITLE OF                  VALUE      SHRS OR    SH/  PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       X($1000)    PRN AMT    PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------              -----       -----       --------    -------    ---  ----   ----------  --------    ----     ------  ----
3COM CORP                    COM      885535104    6,921,200   1,210,000   SH              SOLE      N/A     1,210,000

ADC Telecommunications       COM         886101    1,700,000     200,000   SH              SOLE      N/A       200,000

Adelphia Communications      CLASS A    6848105    3,936,600      97,200   SH              SOLE      N/A        97,200

Advanced Micro               COM        7903107    3,184,800     120,000   SH              SOLE      N/A       120,000
Communications

AOL Timer Warner             COM        184A105    3,515,133      87,550   SH              SOLE      N/A        87,550

Applied Materials            COM       38222105    5,285,250     121,500   SH              SOLE      N/A       121,500

ART Technology               COM       4289L107    1,269,600     105,800   SH              SOLE      N/A       105,800

Cadence Design Systems       COM      127387108    3,882,900     210,000   SH              SOLE      N/A       210,000

Check Point Software         COM      M22465104    1,966,500      41,400   SH              SOLE      N/A        41,400

Dell Computer                COM      247025109    6,742,341     262,450   SH              SOLE      N/A       262,450



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
                           TITLE OF                  VALUE      SHRS OR    SH/  PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       X($1000)    PRN AMT    PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------              -----       -----       --------    -------    ---  ----   ----------  --------    ----     ------  ----
EMC Corporation              COM      268648102    1,176,000      40,000   SH              SOLE      N/A        40,000

Gateway Inc                  COM      367626108    3,980,608     236,800   SH              SOLE      N/A       236,800

Micron Technology            COM      595112103    3,059,287      73,700   SH              SOLE      N/A        73,700

Microsoft Corp               COM      594918104   13,281,467     242,850   SH              SOLE      N/A       242,850

Motorola Inc                 COM      620076109    4,075,508     285,800   SH              SOLE      N/A       285,800

Nextel Communications        CLASS A  65332V103    5,152,354     358,300   SH              SOLE      N/A       358,300

Nokia Corp                   COM      654902204    3,120,000     130,000   SH              SOLE      N/A       130,000

Nortel Networks              COM      656568102    3,512,500     250,000   SH              SOLE      N/A       250,000

Palm Inc                     COM      696642107    1,597,900     190,000   SH              SOLE      N/A       190,000

Research in Motion           COM      760975102    1,318,200      60,000   SH              SOLE      N/A        60,000

Sungard Data Systems         COM      867363103    3,532,253      71,750   SH              SOLE      N/A        71,750



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
                           TITLE OF                  VALUE      SHRS OR    SH/  PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS       CUSIP       X($1000)    PRN AMT    PRN  CALL   DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------              -----       -----       --------    -------    ---  ----   ----------  --------    ----     ------  ----
Symantec Corp                COM      871503108    3,595,660      86,000   SH              SOLE      N/A        86,000

Teradyne Inc                 COM      880770102    3,300,000     100,000   SH              SOLE      N/A       100,000

Triton PCS Holdings          CLASS A  89677M106    8,369,138     251,250   SH              SOLE      N/A       251,250

Xilinx Corp                  COM      983919101    2,809,600      80,000   SH              SOLE      N/A        80,000



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